UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Regis Management Company, LLC

Address:   300 Hamilton Avenue, Suite 400
           Palo Alto, CA  94301


Form 13F File Number: 028-11606


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Robert F.X. Burlinson
Title:  Chief Investment Officer
Phone:  650-838-1030

Signature,  Place,  and  Date  of  Signing:

/s/ Robert F.X. Burlinson          Palo Alto, California             2/13/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              47

Form 13F Information Table Value Total:  $      281,107
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T INC NEW                COM              00206r102      229     6789 SH       Sole                     6789
ACCRETIVE HEALTH INC COMUSD0.0 COM              00438v103     2506   216374 SH       Sole                   216374
AMEX ENERGY SELECT INDEX 'SPDR COM              81369Y506     9291   130087 SH       Sole                   130087
APPLE INC                      COM              037833100     1120     2104 SH       Sole                     2104
BERKSHIRE HATHAWAY B NEW CLASS COM              084670207     2536    28271 SH       Sole                    28271
CHEVRON CORPORATION            COM              166764100      549     5074 SH       Sole                     5074
COMCAST CORP NEW CL A          COM              20030n101      376    10076 SH       Sole                    10076
CONOCOPHILLIPS                 COM              20825c104      222     3830 SH       Sole                     3830
DISNEY WALT CO                 COM              254687106      288     5777 SH       Sole                     5777
DOW JONES US REAL ESTATE INDEX COM              464287739    11828   182891 SH       Sole                   182891
DURECT CORP COM                COM              266605104       89    96250 SH       Sole                    96250
EXXON MOBIL CORPORATION        COM              30231g102     1080    12478 SH       Sole                    12478
GENERAL ELECTRIC COMPANY       COM              369604103      442    21035 SH       Sole                    21035
GOLDCORP INC                   COM              380956409      862    23500 SH       Sole                    23500
GUIDEWIRE SOFTWARE INC         COM              40171V100     9338   314195 SH       Sole                   314195
INTL BUSINESS MACHINES         COM              459200101      735     3839 SH       Sole                     3839
ISHARES BARCLAYS 20+ YEAR TREA COM              464287432    28005   231103 SH       Sole                   231103
ISHARES CORE TOTAL ETF US BOND COM              464287226     2379    21419 SH       Sole                    21419
ISHARES IBOXX INVESTOP IBOXX $ COM              464287242     1954    16152 SH       Sole                    16152
ISHARES MSCI ACWI INDEX MSCI A COM              464288257      478     9950 SH       Sole                     9950
ISHARES MSCI BRAZIL INDX BRAZI COM              464286400     1384    24743 SH       Sole                    24743
ISHARES MSCI EMERGING MKT INDE COM              464287234    13190   297398 SH       Sole                   297398
ISHARES TR RUSSELL 3000INDEX F COM              464287689     2693    31802 SH       Sole                    31802
ISHARES TR-ISHARES MSCI EAFE I COM              464287465    64367  1132018 SH       Sole                  1132018
JOHNSON & JOHNSON              COM              478160104      234     3342 SH       Sole                     3342
JPMORGAN CHASE & CO            COM              46625h100      211     4797 SH       Sole                     4797
KLA-TENCOR CORP COM            COM              482480100      826    17288 SH       Sole                    17288
MAKO SURGICAL CORP.            COM              560879108     1281    99661 SH       Sole                    99661
MC DONALDS CORP                COM              580135101     1436    16283 SH       Sole                    16283
MERCK & CO., INC.              COM              58933Y105     2384    58234 SH       Sole                    58234
OCCIDENTAL PETROLEUM CORP      COM              674599105     3647    47607 SH       Sole                    47607
PIMCO EXCH TRADED FUND TOTAL R COM              72201R775     1742    15970 SH       Sole                    15970
POWERSHS QQQ TRUST SER 1       COM              73935a104     1299    19950 SH       Sole                    19950
PRAXAIR, INC CMN SERIES        COM              74005p104      285     2600 SH       Sole                     2600
PROCTER & GAMBLE               COM              742718109      269     3963 SH       Sole                     3963
QUALCOMM INC                   COM              747525103      209     3386 SH       Sole                     3386
S P D R S&P 500 ETF TR EXPIRIN COM              78462f103     2821    19813 SH       Sole                    19813
SECTOR SPDR UTIL SELECT SHARES COM              81369y886      925    26501 SH       Sole                    26501
SIGMA ALDRICH CORP             COM              826552101      214     2913 SH       Sole                     2913
SOUTHERN NATL BANCORPVA INC CO COM              843395104     1936   238024 SH       Sole                   238024
SPDR GOLD TRUST ETF            COM              78463V107    28619   176636 SH       Sole                   176636
VANGUARD ENERGY ETF            COM              92204a306     5969    58367 SH       Sole                    58367
VANGUARD FTSE EMERGING MKTS ET COM              922042858    21369   479868 SH       Sole                   479868
VANGUARD REIT                  COM              922908553     6785   103122 SH       Sole                   103122
VANGUARD TOTAL STK MK          COM              922908769    42426   578956 SH       Sole                   578956
WAL-MART STORES INC            COM              931142103      215     3158 SH       Sole                     3158
Somaxon Phma Wts $1.1155 Exp 7 WT               834453102       65    21276 SH       Sole                    21276
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